Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Operating Lease Cost
The components of operating lease cost recorded under operating expenses for the year ended December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021	2020
Fixed cost and variable cost that depend on an index	$3,312	$3,258	3,192
Short term lease cost	23	136	277
Sublease income	(434)	(705)	(792)
	$2,901	$2,689	2,677

Schedule of Lease Term and Discount Rate
Weighted average remaining lease term as of December 31, 2022	3.84 years
Weighted average discount rate	2.3%

Schedule of Minimum Lease Payments

The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2022, were as follows:

2023	$2,723
2024	2,275
2025	2,275
2026	2,275
2027 and after	-
Total undiscounted lease payments	9,548
Less: imputed interest	(144)
Present value of lease liabilities	$9,404